Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Consolidated Subsidiaries

The consolidated subsidiaries are listed as follows:

		Percentage Ownership and Voting Interest
Company	Country of Incorporation	December 31, 2017	December 31, 2018
Netshoes Holding, LLC	United States of America	100.00%	100.00%
NS2 Com Internet S.A.	Brazil	100.00%	100.00%
NS3 Internet S.A.	Argentina	98.17%	98.22%
NS4 Com Internet S.A.	Mexico	100.00%	0.00%
NS4 Servicios de México S.A. C.V.	Mexico	100.00%	0.00%
NS5 Participações Ltda.	Brazil	99.99%	99.99%
NS6 Serviços Esportivos Ltda.	Brazil	100.00%	100.00%

Summary of Measurement and Classification under IAS 39 and IFRS 9 for Each Class of Financial Assets

The following table compares the measurement and classification under IAS 39 and IFRS 9 for each class of financial assets.

Financial instrument	Classification under IAS 39	Classification under IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash, current and non-current portion	Loans and receivables	Amortized cost
Trade accounts receivables	Loans and receivables	Amortized cost
Due from related parties	Loans and receivables	Amortized cost
Judicial deposits	Loans and receivables	Amortized cost
Other assets, current and non-current portion	Loans and receivables	Amortized cost

Schedule of Estimated Exposure to Credit Risk and Credit Losses for Trade Accounts Receivable

The application of IFRS 9’s impairment requirements at January 1, 2018 resulted in an additional allowance for doubtful accounts as follows.

	As at January 1, 2018
	Allowance for doubtful accounts (as previously disclosed)		Restated allowance for expected losses
Not past due	R$	(8,199)	R$	(11,222)
Past due 1-30 days		(2,134)		(2,134)
Past due 31-90 days		(3,686)		(3,686)
Past due 91-120 days		(1,845)		(1,845)
Past due 120-180 days		(3,108)		(3,108)
Past due over 180 days		(1,899)		(1,899)

Total	R$	(20,871)	R$	(23,894)

Summary of Companys Estimation on Increase Decrease on Financial Statement on Application of IFRS 16

Based on the information currently available, the Company estimates that it will recognize amounts between:

January 1st, 2019
BRL
Increase/(Decrease)
Right of use - non-current assets	R$	80,000 - 90,000
Recoverable taxes - current and non-current assets		10,000 - 12,000
Lease liability - current liabilities		15,000 - 20,000
Lease liability - non-current liabilities		75,000 - 82,000

Schedule of Future Minimum Payments of Non-cancellable Operating Leases

The future minimum payments of non-cancellable operating leases are presented below:

	BRL		USD
Up to one year	R$	28,163	US$	7,268
One to five years		72,225		18,640
More than five years		32,031		8,267

Total	R$	132,419	US$	34,175